Significant accounting policies, judgements, estimates and assumptions - Impact of new international financial reporting standard (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
IAS 39 loss allowance			$ 463
IFRS 9 loss allowance		$ 504
Transfer from available for sale investments			(17)
Other reserves			(75,243)
Future minimum lease payments	$ 11,979		13,970
Adjustment on adoption of IFRS 9, net of tax		0
Drilling rigs | Upstream
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Future minimum lease payments	1,378		2,088
Increase (decrease) due to departure from requirement of IFRS | IFRS 9 Financial Instruments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Transfer from available for sale investments	17
Other reserves	$ 180
Loans and receivables
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustment on adoption of IFRS 9, net of tax		8
Loans and receivables | At cost | Loans
Disclosure of expected impact of initial application of new standards or interpretations [line items]
IAS 39 loss allowance			$ 37
Adjustment on adoption of IFRS 9, net of tax		$ 100